UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-08922
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                   Mutual of America Institutional Funds, Inc.
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               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
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               (Address of principal executive offices) (Zip code)

                                 John R. Greed
                          Executive Vice President and
                            Chief Financial Officer
                  Mutual of America Institutional Funds, Inc.
                                320 Park Avenue
                               New York, NY 10022
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
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                   Date of reporting period: December 31, 2002
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

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Annual Report to Shareholders is incorporated by reference to the N-30D report filed by the registrant on February 28, 2003, which is incorporated into this Form N-CSR and made a part hereof.

ITEM 2.    CODE OF ETHICS.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEMS 5-6. [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.   EXHIBITS.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) Attached hereto.
           Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.1 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.2              Consent of Independent Public Accountants

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Mutual of America Institutional Funds, Inc.

By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President and
      Chief Financial Officer of
      Mutual of America Institutional Funds, Inc.

Date: March 14, 2003



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT*
      ----------------------------------
      Manfred Altstadt
      Senior Executive Vice
      President and Treasurer of
      Mutual of America Institutional Funds, Inc.

  * Due to a medical disability, the President of registrant is unable to sign the Form N-CSR. Mr. Altstadt is the second ranking executive officer.

Date: March 14, 2003



By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President and
      Chief Financial Officer of
      Mutual of America Institutional Funds, Inc.

Date: March 14, 2003